                                        Registration Nos.
                                          Securities Act - 2-58160
                                          Investment Company Act - 811-2726


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 25

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 24


                         State Farm Interim Fund, Inc.
     ____________________________________________________________________
              (Exact Name of Registrant as Specified in Charter)


    One State Farm Plaza, Bloomington, Illinois            61710
__________________________________________________      ____________
     (Address of Principal Executive Offices)            (Zip Code)


Registrant's Telephone Number, including Area Code     (309) 766-2029

                                          Janet Olsen
                                          Bell, Boyd & Lloyd
Roger Joslin                              3 First National Plaza
One State Farm Plaza                      Suite 3300, 70 West Madison
Bloomington, Illinois  61710              Chicago, Illinois  60602
____________________________________________________________________
             (Names and addresses of agents for service)
                         __________

  X    It is proposed that this filing will become effective on
             April 1, 1996 pursuant to Rule 485 (b)
                         __________

  X This post-effective amendment designates a new effective date for a previously filed post-effective amendment
                         __________
Amending Part C

Registrant has elected to register an indefinite number of securities pursuant to Rule 24f-2. On January 25, 1996, Registrant filed its Rule 24f-2 Notice for the year ended November 30, 1995. The post-effective amendment number 24 previously filed mistakenly showed an effective date of April 1, 1995. This amendment designates a new effective date of April 1, 1996.

                             Total Number of Pages
                                                   -----
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                         STATE FARM INTERIM FUND, INC.
                   PART C OF THE REGISTRATION STATEMENT
                   ---- - -- --- ------------ ---------

Item 24.  Financial Statements and Exhibits

          (a)  None


          (b) Exhibits Note: As used herein the term "Registration Statement" refers to registration statement of registrant on Form S-5, N-1 or N-1A no. 2-58160.

               1. Amended and restated articles of incorporation of registrant*

               2.          By-laws of registrant (as amended and restated
                           March 12, 1993)*

               3.          None

               4(a).       Form of stock certificate*

               5(a). Investment advisory and management services agreement between registrant and State Farm Investment Management Corp. dated October 1, 1978.*

               5(b). Service agreement among registrant, State Farm Investment Management Corp. and State Farm Mutual Automobile Insurance Company, as amended, dated September 9, 1977*

               6. Underwriting agreement between registrant and State Farm Investment Management Corp., as amended, dated September 9, 1977*

               7.          None

               8(a). Custodian agreement between registrant and Morgan Guaranty Trust Company of New York dated November 1, 1990*

               8(b). Custodian agreement between registrant and The Peoples Bank dated October 1, 1991*

               9. Transfer agent agreement between registrant and State Farm Investment Management Corp. dated April 1, 1992*

               10.         Opinion of Bell, Boyd & Lloyd, dated March 8, 1996*

               11.         Consent of Independent Auditors dated March 15, 1996*

               12.         None

STATE FARM INTERIM FUND, INC.

               13.         None

               14(a)(1).   State Farm Funds Individual Retirement Account Plan*

               14(a)(2).   State Farm Funds Individual Retirement Account Plan
                           Disclosure Statement*

               14(a)(3).   State Farm Funds Individual Retirement Account Plan
                           Custodial Account Agreement*

               15.         None

               16.         Schedule for Computation of Performance
                           Quotations*

               17.         Financial Data Schedule*

                           *Incorporated by reference to post-effective
                           Amendment No. 24.

Item 25.  Persons controlled by or under Common Control with Registrant

          The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the Statement of Additional Information under the caption "Directors and Officers" and "General Information -Ownership of Shares" and in the first two paragraphs under the caption "Investment Advisory and Other Services" is incorporated herein by reference.

Item 26.  Number of Security Holders
                                               Number of Record Holders
          Title of Class                         at December 31, 1995
          ----- -- -----                         -- -------- --- ----

          Common Stock, $1 par                           3,255

Item 27.  Indemnification

          Section 2-418 of the Maryland General Corporation Law authorizes the registrant to indemnify its directors and officers under specified circumstances.

          Paragraph 5 of Article Seventh of the Articles of Incorporation of the registrant and Section 6 of Article VI of the by-laws of the registrant provide that the registrant shall indemnify its directors and officers under specified circumstances.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

STATE FARM INTERIM FUND, INC.

Item 28.  Business and Other Connections of Investment Adviser

          The information in the prospectus under the caption "Management of the Fund" is incorporated herein by reference. Neither State Farm Investment Management Corp., nor any of its directors or officers, has at any time during the past two years engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

          Directors and Officers of Investment Adviser -

          Edward B. Rust, Jr., Director and President *

          Roger Joslin, Director, Vice President and Treasurer *

          Kurt G. Moser, Director and Vice President *

          John J. Killian, Director - Vice President and Controller, State Farm
            Mutual Automobile Insurance Company and holds a similar position with certain subsidiaries and affiliates.

          Vincent J. Trosino, Director - Executive Vice President,
            State Farm Mutual Automobile Insurance Company.

          David R. Grimes, Assistant Vice President and Secretary *

          Michael L. Tipsord, Assistant Secretary *

          Jerel S. Chevalier, Assistant Secretary-Treasurer *

          Patricia L. Dysart, Assistant Secretary *

            * Information in the Statement of Additional Information under the caption "Directors and Officers" is incorporated herein by reference.

STATE FARM INTERIM FUND, INC.

Item 29.  Principal Underwriters

          (a) Information under the caption "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated herein by reference.

          (b) Registrant's principal underwriter is also registrant's investment adviser. Accordingly, the information in Item 28 hereof is incorporated herein by reference.

          (c)  Not applicable.

Item 30.  Location of Accounts and Records

          Jerel S. Chevalier, State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710 maintains physical possession of each account, book, or other document required to be maintained by
          Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

Item 31.  Management Services

          None

Item 32.  Undertakings

          (a)  Not applicable

          (b)  Not applicable

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareowners, upon request and without charge.

                                  SIGNATURES
                                  ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 15th day of March, 1996.




                                    STATE FARM INTERIM FUND, INC.



                                    By:   /s/ Edward B. Rust, Jr.
                                       ---------------------------------
                                        Edward B. Rust, Jr., President



     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



     /s/ Edward B. Rust, Jr.         Director and President
-------------------------------------(Principal Executive Officer)
         Edward B. Rust, Jr.


     /s/ Roger Joslin                Director, Vice President,
-------------------------------------and Treasurer
         Roger Joslin                (Principal financial and
                                     accounting officer)


     /s/ Albert H. Hoopes            Director                    March 28, 1996
-------------------------------------
         Albert H. Hoopes


     /s/ Davis U. Merwin             Director
-------------------------------------
         Davis U. Merwin


    /s/ James A. Shirk               Director
-------------------------------------
        James A. Shirk